Fair Value of Assets and Liabilities	6 Months Ended
Jun. 30, 2016
Fair Value Disclosures [Abstract]
FAIR VALUE OF ASSETS AND LIABILITIES
Fair Value of Assets and Liabilities

Assets and Liabilities Recorded at Fair Value

Assets and liabilities subject to fair value measurement are as follows:

	June 30, 2016			December 31, 2015
		Fair Value Measurements Using			Fair Value Measurements Using
	Fair Value	Level 1	Level 2	Fair Value	Level 1	Level 2
Assets
Short-term investments
Certificates of deposit	$26.6	$26.6	$—	$39.9	$39.9	$—
Restricted cash	1,823.0	1,823.0	—	—	—	—
Assets held in rabbi trusts	8.1	8.1	—	9.3	9.3	—
Foreign exchange forward contracts	4.1	—	4.1	3.5	—	3.5
Foreign currency option contracts	—	—	—	7.0	—	7.0
Total	$1,861.8	$1,857.7	$4.1	$59.7	$49.2	$10.5
Liabilities
Deferred compensation	$8.1	$8.1	$—	$9.3	$9.3	$—
Foreign exchange forward contracts (1)	28.9	—	28.9	1.5	—	1.5
Total	$37.0	$8.1	$28.9	$10.8	$9.3	$1.5

(1)
Fair value of the foreign exchange forward contracts includes $22.7 in non-designated contracts, which are included in net income, and $6.2 in designated contracts, which are included in other comprehensive income for the six months ended June 30, 2016.

The Company uses the end of period when determining the timing of transfers between levels. During the six months ended June 30, 2016, there were no transfers between levels.

The fair value and carrying value of the Company’s debt instruments are summarized as follows:

	June 30, 2016		December 31, 2015
	Fair Value	Carrying Value	Fair Value	Carrying Value
Notes payable	$39.0	$39.0	$32.0	$32.0
Long-term debt	2,270.0	2,274.0	613.0	606.2
Total debt instruments	$2,309.0	$2,313.0	$645.0	$638.2

Refer to note 11 for further details surrounding the increase in long-term debt as of June 30, 2016 compared to December 31, 2015.